Condensed Financial Information (Parent Company Only) - Condensed Balance Sheets (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and due from banks	$ 6,427,536	$ 2,796,331
Other assets	892,118	1,041,005
Total assets	311,924,652	318,418,776
Liabilities
Other liabilities	1,562,947	829,260
Stockholders' Equity	45,016,098	41,138,796	44,120,329
Total liabilities and stockholders' equity	311,924,652	318,418,776
Parent Company
Assets
Cash and due from banks	3,847,179	3,479,895
Investment in common stock of subsidiary	41,012,112	37,426,345
Loan receivable from subsidiary	254,385	291,037
Other assets	96,993	130,137
Total assets	45,210,669	41,327,414
Liabilities
Other liabilities	194,571	188,618
Stockholders' Equity	45,016,098	41,138,796
Total liabilities and stockholders' equity	$ 45,210,669	$ 41,327,414